Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Summary of aggregate remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2021 US$'000	2020 US$'000	2019 US$'000
Emoluments	6,568	6,686	7,524
Long-term incentive plans	1,587	8,974	4,748
	8,155	15,660	12,272
Pension contributions: defined contribution plans	9	29	42
Gains made on exercise of share options	—	—	—

Summary of aggregate compensation, representing the expense
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2021 US$'000	2020 US$'000	2019 US$'000
Short-term employee benefits and costs	18,184	21,685	22,075
Post-employment benefits	300	369	477
Employment termination benefits	—	2,789	310
Share-based payments	10,303	34,954	17,632
Total	28,787	59,797	40,494